EXPLORATION AND EVALUATION ASSETS - Kelly Creek Project (Details)										1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 01, 2025 CAD ($)	Jun. 01, 2024 CAD ($)	Jun. 01, 2023 CAD ($)	Sep. 01, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Sep. 01, 2021 CAD ($)	Mar. 03, 2021	Jul. 07, 2020 agreement	May 29, 2020 CAD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) mi²	Dec. 31, 2022 USD ($) mi² agreement	Dec. 31, 2021 USD ($) mi²	Dec. 31, 2021 CAD ($)	Sep. 16, 2021 USD ($)	Sep. 16, 2020 USD ($)
E&E ASSETS
Percentage of interest in a joint venture														70.00%
Extension period for other deadlines							1 year
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture								70.00%	70.00%					70.00%	51.00%	51.00%
Number of units purchases | shares									2,500,000
Purchase price per unit | $ / shares									$ 0.20
Cost of units purchased									$ 500,000
Minimum yearly expenditures toward exploration and development work, Original		$ 1,500,000	$ 1,500,000		$ 1,000,000	$ 1,000,000
Minimum yearly expenditures toward exploration and development work Amended	$ 1,500,000	$ 1,500,000	$ 1,000,000	$ 750,000
Amended minimum yearly expenditures, which must be spent on geophysics, geochemistry, drilling, or other mutually agreed program				$ 400,000
Percentage of additional participating interest in JV								19.00%						19.00%
Additional yearly expenditures to be incurred before each of June 1, 2026, June 1, 2027 and June 1, 2028																$ 1,500,000
Number of days for transfer of participating JV interest															120 days	120 days
Percentage of interest in the Joint Venture to be transferred by Pediment to Austin NV															5.00%	5.00%
Threshold diluted percentage of interest in the Joint Venture, for conversion to net profits interest															10.00%	10.00%
Percentage of net profit interest upon dilution of participating interest to 10%															10.00%	10.00%
Number of royalty agreements | agreement								2						2
Kelly Creek | Genesis agreement
E&E ASSETS
Percentage of Genesis claims that can be purchased														100.00%	100.00%	100.00%
Purchase price of Genesis claims														$ 1,500,000	$ 1,500,000
Percentage of net smelter return royalty														1.50%	1.50%	1.50%
Advance royalty payments made										$ 20,000	$ 20,000	$ 20,000	$ 20,000
Advance royalty payments to be made, October 1, 2022													20,000		$ 20,000
October 1, 2023 and every year thereafter													50,000	$ 50,000	50,000
Purchase price of the net smelter return royalty that can be bought															$ 750,000
Percentage of net smelter return royalty upon payment of specified amount														0.75%	0.75%	0.75%
Payment to reduce net smelter return royalty														$ 750,000
Kelly Creek | Hot Pot agreement
E&E ASSETS
Percentage of net smelter return royalty														3.00%	3.00%	3.00%
Percentage of net smelter return royalty that can be bought															0.50%	0.50%
Percentage of net smelter return royalty upon payment of specified amount														2.00%	2.00%	2.00%
Annual payment due on September 16th each year																	$ 30,000	$ 30,000
Payment to reduce net smelter return royalty													$ 2,000,000	$ 2,000,000	$ 2,000,000
Kelly Creek | Hot Pot agreement | Battle Mountain Gold Exploration Corporation
E&E ASSETS
Percentage of net smelter return royalty														1.25%	1.25%	1.25%
Area within the original boundary of the Hot Pot property, considered for royalty payments | mi²													2.5	2.5	2.5